Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 43,184	$ 13,526
Short-term deposits	2,618	206
Financial assets at fair value (note 3)	24,605
Inventories (note 4)	4,378	796
Trade receivables, net	1,745	2,024
Other accounts receivable	1,499	581
Total current assets	78,029	17,133
Non-current assets
Long term financial asset at fair value	609	200
Property, equipment and right of use assets, net	3,277	1,545
Total non-current assets	3,886	1,745
Total Assets	81,915	18,878
Current liabilities
Short-term loan and current portion of long-term loans	8	826
Lease liability	509	217
Trade payables	2,071	1,834
Other accounts payable	1,447	918
Warrant Liability (note 5)	5,065	7,743
Total current liabilities	9,100	11,538
Non-current liabilities
Lease liability	1,522	241
Long term loans	30	108
Severance payment, net		147
Total non-current liabilities	1,552	496
Total liabilities	10,652	12,034
Shareholder’s Equity
Share capital and additional paid in capital (note 6)	164,045	83,120
Warrant Reserve	29,594	30,863
Accumulated other comprehensive loss	(1,309)	(549)
Reserve with respect to transactions with non-controlling interests	927	927
Accumulated losses	(120,693)	(100,452)
Total equity attributable to Company shareholders	72,564	13,909
Non-controlling interests	(1,301)	(7,065)
Total equity	71,263	6,844
Total liabilities and equity	$ 81,915	$ 18,878